Consolidated Statements of Changes in Equity - EUR (€) € in Millions	Total	Share capital and capital reserve	Share based compensation reserve	Founder preferred shares dividend reserve	Translation reserve	Other reserves	Retained earnings
Changes in equity [abstract]
Equity	€ 2,299.0	€ 1,623.1	€ 6.9	€ 166.0	€ 105.1	€ 10.5	€ 387.4
Profit (loss)	249.8						249.8
Other comprehensive (loss)/income for the year	130.7				(15.8)	64.5	82.0
Comprehensive income	380.5				(15.8)	64.5	331.8
Deferred hedging gains transferred to the carrying value of inventory	(55.2)					55.2
Dividends recognised as distributions to owners		0.0		166.0			(166.0)
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity	0.0	0.4	(0.4)
Repurchase of ordinary shares (in shares)	(26.8)	(26.8)
Share based payment charge	8.1		8.1
Reclassification of awards for settlement of tax liabilities	0.6		(0.8)				1.4
Increase (decrease) through transactions with owners, equity	(18.1)	(26.4)	6.9	(166.0)			167.4
Equity	2,606.2	1,596.7	13.8	€ 0.0	89.3	19.8	886.6
Profit (loss)	192.7						192.7
Other comprehensive (loss)/income for the year	(48.9)				11.7	(40.2)	(20.4)
Comprehensive income	143.8				11.7	(40.2)	172.3
Deferred hedging gains transferred to the carrying value of inventory	(4.2)					(4.2)
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity	0.0	0.3	(0.3)
Repurchase of ordinary shares (in shares)	(170.9)	(170.9)
Share based payment charge	24.1		24.1
Reclassification of awards for settlement of tax liabilities	(7.1)		(6.2)				(0.9)
Increase (decrease) through transactions with owners, equity	(153.9)	(170.6)	17.6				(0.9)
Equity	2,591.9	1,426.1	31.4		101.0	(24.6)	1,058.0
Profit (loss)	227.1						227.1
Other comprehensive (loss)/income for the year	37.2				34.3	0.3	2.6
Comprehensive income	264.3				34.3	0.3	229.7
Deferred hedging gains transferred to the carrying value of inventory	(9.4)					(9.4)
Dividends recognised as distributions to owners	(89.2)						(89.2)
Increase (Decrease) Through Vesting Of Other Equity Instruments In Share-Based Payment Transactions, Equity		0.4	(0.4)
Issue of equity	0.0	9.5	(9.5)
Repurchase of ordinary shares (in shares)	(119.6)	(119.6)
Share based payment charge	8.8		8.8
Reclassification of awards for settlement of tax liabilities	(3.1)		(4.1)				1.0
Increase (decrease) through transactions with owners, equity	(203.1)	(109.7)	(5.2)				(88.2)
Equity	€ 2,662.5	€ 1,316.4	€ 26.2		€ 135.3	€ (14.9)	€ 1,199.5